Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative financial instruments
Schedule of derivative financial assets

		June 30, 2026	December 31, 2025
Put options	9.1.1	12,216	8,227
Capped call options	9.1.2	4,352	—
		16,568	8,227

Current		2,286	954
Non-current		14,282	7,273
		16,568	8,227

Schedule of put options to hedge gold price risk

	Ounces hedged	Ounces hedged
Purchase date	June 30, 2026	December 31, 2025	Strike price	Period of hedge
November 12, 2025	54,000 oz	60,000 oz	$3,500	January 2026 - December 2028
November 21, 2025	36,000 oz	48,000 oz	$3,500	January 2026 - December 2027

Schedule of derivative financial liabilities

		June 30, 2026	December 31, 2025
Derivative liability component (Notes)	9.2.1	27,375	—
		27,375	—

Current		—	—
Non-current		27,375	—
		27,375	—

Schedule of derivative liability component (Notes)

January 1, 2026	—
Allocation of gross proceeds(1)(2)	48,968
Fair value movement	(21,593)
Balance June 30, 2026	27,375
(1)	Transaction cost of $2,381 associated with the derivative instrument was recognised in profit or loss.
(2)	The balance of the $150 million from the Notes proceeds was allocated to the host debt (note 23).

Current	—
Non-current	27,375
27,375

Schedule of fair value expenses and cash flows on derivatives

Fair value movements - derivative financial instruments		June 30, 2026	June 30, 2025
Put options	9.1.1	3,989	(1,592)
Capped call options	9.1.2	(10,086)	—
Derivative liability component (Notes)	9.2.1	21,593	—
		15,496	(1,592)

9Derivative financial instruments (continued)

9.3Fair values and cash flow movements (continued)

Cash flows arising from investing activities		June 30, 2026	June 30, 2025
Acquisition of put options	9.1.1	(9,176)	(1,592)
Acquisition capped call options	9.1.2	(14,438)	—
		(23,614)	(1,592)

Cash flows arising from financing activities		June 30, 2026	June 30, 2025
Derivative liability component (Notes)	9.2.1	46,587	—
		46,587	—

Level 3
Derivative financial instruments
Schedule of reconciliation of changes in fair value measurement

	Derivative	Capped Call
	Liability	Option
	US$	US$
Balance at January 1, 2026	—	—
Initial recognition on issuance of the Notes	(48,968)	—
Initial recognition on purchase of the capped call options	—	14,438
Fair value gain (loss) recognised in profit or loss	21,593	(10,086)
Balance at June 30, 2026	(27,375)	4,352